SCHEDULE OF UNAUDITED PRO FORMA IN OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Abstract]
Revenues	$ 12,410	$ 5,164
Net loss	$ (40,671)	$ (17,603)
Basic and diluted net loss per share	$ (0.06)	$ (0.04)